CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
INTEREST INCOME
Finance Charge	$ 128,761,404		$ 119,441,946		$ 108,858,812
Net Investment Income	3,818,099		3,362,502		2,871,386
Financial Services Revenue	132,579,503		122,804,448		111,730,198
INTEREST EXPENSE
Senior Debt	10,091,821		9,861,176		9,323,864
Subordinated Debt	1,380,051		1,533,203		2,316,933
Interest Expense	11,471,872		11,394,379		11,640,797
NET INTEREST INCOME	121,107,631		111,410,069		100,089,401
Provision for loan losses	27,623,368	[1]	22,484,582	[1]	19,008,749	[1]
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	93,484,263		88,925,487		81,080,652
INSURANCE INCOME
Premiums and Commissions	45,683,657		42,845,762		39,439,993
Insurance Claims and Expenses	(10,205,444)		(9,136,876)		(8,940,319)
Net Insurance Income, Total	35,478,213		33,708,886		30,499,674
OTHER REVENUE	7,708,981		7,084,305		6,723,655
OPERATING EXPENSES:
Personnel Expense	63,044,814		59,483,888		55,399,302
Occupancy Expense	12,368,589		11,774,926		11,455,842
Other Expense	22,857,629		21,797,351		19,219,788
Operating Expenses, Total	98,271,032		93,056,165		86,074,932
INCOME BEFORE INCOME TAXES	38,400,425		36,662,513		32,229,049
Provision for Income Taxes	3,992,664	[2]	3,913,798	[2]	3,105,931	[2]
Net Income (Loss)	$ 34,407,761		$ 32,748,715		$ 29,123,118
BASIC EARNINGS PER SHARE	$ 202.40	[3]	$ 192.64	[3]	$ 171.31	[3]

[1]	Note 2.
[2]	Note 12
[3]	170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting)